Equity Based Compensation Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Based Compensation Plans [Abstract]
Number of shares available (in shares)	1,200,000
Exercise price as a percentage of fair market value of common stock on grant date, minimum (in hundredths)	100.00%
Life of options (in years)	10Y
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,927	$ 3,251	$ 3,412
Intrinsic value of the options outstanding and fully vested	10,600	7,700	4,100
Cap on the appreciation of the market price over the exercise price	100,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation capitalized	200	200	200
Intrinsic value of options exercised	3,800	2,900	500
Unrecognized compensation cost	2,600
Unrecognized compensation cost, weighted average recognition period, minimum (in years)	2 years
Unrecognized compensation cost, weighted average recognition period, maximum (in years)	5 years
Average fair value of stock options granted (in dollars per share)	$ 17.98	$ 18.39	$ 5.24
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation capitalized	200	200	200
Unrecognized compensation cost	2,800
Series Z Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation capitalized	500	600	400
Intrinsic value of options exercised	17,300
Unrecognized compensation cost	$ 8,900
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants to officers and employees vesting period (in years)	1 year
Minimum [Member] | Series Z Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants to officers and employees vesting period (in years)	8 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants to officers and employees vesting period (in years)	5 years
Maximum [Member] | Series Z Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants to officers and employees vesting period (in years)	15 years